10. Financial instruments (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	$ 23,482,553	$ 20,717,847
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities	32,711,298	29,684,542
Interest expense
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	(4,968,210)	(2,567,373)	$ (2,656,550)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(4,968,210)	(2,567,373)	(2,656,550)
Other financial results
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	(86,098)	(78,877)	(67,780)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(86,098)	(78,877)	(67,780)
Exchange differences
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	(5,496,362)	(793,157)	(953,730)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	(5,496,362)	(793,157)	(953,730)
Total
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost	(10,550,670)	(3,439,407)	(3,677,983)
Financial liabilities at fair value through profit or loss	0	0	0
Financial liabilities	$ (10,550,670)	$ (3,439,407)	(3,677,983)
Bank fees and expenses
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial liabilities at amortized cost			77
Financial liabilities at fair value through profit or loss			0
Financial liabilities			$ 77